Taxation (Details) - GBP (£)	Dec. 31, 2020	Dec. 31, 2019
Taxation
Unused tax losses for which no deferred tax asset is recognized	£ 4,476,000	£ 0
Deferred tax assets or liabilities recognized	£ 0